CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Revenues	$ 87,070	552,111	567,434	584,860
Cost of revenues	(61,155)	(387,783)	(371,591)	(353,587)
Gross profit	25,915	164,328	195,843	231,273
Operating expenses
Selling and marketing	(8,900)	(56,437)	(56,831)	(52,227)
General and administrative	(12,236)	(77,585)	(86,748)	(78,708)
Research and development	(5,934)	(37,629)	(44,771)	(38,356)
Other income, net	608	3,852	5,120	2,340
Total operating expenses, net	(26,462)	(167,799)	(183,230)	(166,951)
Income(loss) from operations	(547)	(3,471)	12,613	64,322
Interest expense	(635)	(4,029)	(1,469)	(8,539)
Share of net income of equity investments	636	4,030	1,616	9,370
Gain on disposal of an equity investment	0	0	0	8,883
Loss on liquidation of a subsidiary	0	0	(13,582)	0
Interest income	401	2,547	1,771	1,634
Income (loss) before income taxes	(145)	(923)	949	75,670
Income tax expense (note 18)
Current	(93)	(589)	(6,991)	(4,046)
Deferred	(201)	(1,273)	(6,739)	(5,273)
Income tax expense	(294)	(1,862)	(13,730)	(9,319)
Net income (loss)	(439)	(2,785)	(12,781)	66,351
Less: Net income (loss) attributable to non-controlling interests	(213)	(1,351)	10,298	17,298
Net income (loss) attributable to Origin Agritech Limited	(226)	(1,434)	(23,079)	49,053
Other comprehensive income (loss)
Net income (loss)	(439)	(2,785)	(12,781)	66,351
Foreign currency translation difference	19	117	2,939	1,067
Comprehensive income (loss)	(420)	(2,668)	(9,842)	67,418
Less: Comprehensive income (loss) attributable to non-controlling interests	(213)	(1,351)	10,298	17,298
Comprehensive income (loss) attributable to Origin Agritech Limited	$ (207)	(1,317)	(20,140)	50,120
Net income (loss) attributable to Origin Agritech Limited per share basic (note 19) (in dollars per share)	$ (0.01)	(0.06)	(1.00)	2.12
Net income (loss) attributable to Origin Agritech Limited per share diluted (note 19) (in dollars per share)	$ (0.01)	(0.06)	(1.00)	2.10
Shares used in calculating basic net income (loss) per share (in shares)	23,382,812	23,382,812	23,351,615	23,189,464
Shares used in calculating diluted net income (loss) per share (in shares)	23,382,812	23,382,812	23,351,615	23,337,265